Common Stock, Options, and Stock Compensation (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 class	Sep. 30, 2009 exercise	Sep. 30, 2012 Restricted Stock [Member]	Sep. 30, 2011 Restricted Stock [Member]	Sep. 30, 2012 Common Stock Class B Voting [Member] vote	Sep. 30, 2012 Common Class A [Member] vote	Sep. 30, 2012 2010 Plan [Member]	Sep. 30, 2012 2010 Plan [Member] Common Class A [Member]	Sep. 30, 2012 Previous Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value outstanding at end of year			$ 18.47	$ 17.49
Common Stock, Number of Classes	2
Common Stock, Number of Votes					1	0
Common Stock, Conversion Basis, Ratio	1
Minimum vesting period, Non-Employee Directors	1 year
Maximum vesting period, Non-Employee Directors	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vesting In One Year After Grant	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vesting In Two Years After Grant	50.00%
Options contractual life	10 years
Vesting period	5 years
Minimum strike prices	$ 2.09
Maximum strike prices	$ 2.95
Number of restricted stock awards authorized								1,575,750
Number of treasury shares used to satisfy option exercises	0	10,000
Number of Option Exercises		1
Available for Grant, Shares							650,361		106,000
Fair value of RSAs to be amortized			$ 18.5
Weighted average period over which costs amortized, options			3 years